Document and Entity Information	Jul. 17, 2023
Cover [Abstract]
Entity Registrant Name	Singular Genomics Systems, Inc.
Entity Central Index Key	0001850906
Document Type	8-K
Entity Information, Former Legal or Registered Name	N/A
Document Period End Date	Jul. 17, 2023
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	OMIC
Entity File Number	001-40443
Entity Tax Identification Number	81-2948451
Entity Address, Address Line One	3010 Science Park Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	333-7830
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	DE